Fee and commission income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Fee and commission income [abstract]
Revenue from contracts with customers		£ 3,736	£ 3,682
Other non-contract fee income		54	55
Fee and commission income		3,790	3,737
Fee and commission expenses		(961)	(875)
Net fee and commission income	[1]	2,829	2,862
Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,353	1,257
Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		405	377
Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		536	583
Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,240	1,368
Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		202	97
Operating segments [member] | Corporate and investment bank [member]
Fee and commission income [abstract]
Revenue from contracts with customers		2,363	2,449
Other non-contract fee income		54	55
Fee and commission income		2,417	2,504
Fee and commission expenses		(350)	(337)
Net fee and commission income		2,067	2,167
Operating segments [member] | Corporate and investment bank [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		185	185
Operating segments [member] | Corporate and investment bank [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		364	340
Operating segments [member] | Corporate and investment bank [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		512	553
Operating segments [member] | Corporate and investment bank [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,240	1,368
Operating segments [member] | Corporate and investment bank [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		62	3
Operating segments [member] | Consumer, cards and payments [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,357	1,217
Other non-contract fee income		0	0
Fee and commission income		1,357	1,217
Fee and commission expenses		(611)	(538)
Net fee and commission income		746	679
Operating segments [member] | Consumer, cards and payments [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,168	1,072
Operating segments [member] | Consumer, cards and payments [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		41	37
Operating segments [member] | Consumer, cards and payments [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		24	30
Operating segments [member] | Consumer, cards and payments [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0	0
Operating segments [member] | Consumer, cards and payments [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		124	78
Head Office [member]
Fee and commission income [abstract]
Revenue from contracts with customers		16	16
Other non-contract fee income		0	0
Fee and commission income		16	16
Fee and commission expenses		0	0
Net fee and commission income		16	16
Head Office [member] | Transactional member]
Fee and commission income [abstract]
Revenue from contracts with customers		0	0
Head Office [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0	0
Head Office [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0	0
Head Office [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0	0
Head Office [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		£ 16	£ 16

[1]	For notes to the Financial Statements see pages 19 to 44